Trading assets	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Trading assets	11Trading assets

	2024	2023
	$m	$m
Treasury and other eligible bills	32,022	24,433
Debt securities	97,275	106,108
Equity securities	155,194	123,663
Trading securities	284,491	254,204
Loans and advances to banks[1]	6,123	9,761
Loans and advances to customers[1]	24,228	25,194
Year ended 31 Dec	314,842	289,159
1Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.